Basis of Preparation of Half Year Report	6 Months Ended
Jul. 31, 2019
Basis Of Preparation Of Half Year Report
Basis of Preparation of Half Year Report

2	Basis of preparation of half year report

The Company has presented its interim consolidated financial report for the half year ended 31 July 2019 in accordance with IAS 34 Interim Financial Reporting.

The interim report does not include all the notes of the type normally included in an annual financial report. Accordingly this report should be read in conjunction with the last annual report for the year ended 31 January 2019 and any public announcement made by the Company during the interim reporting period.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.

These interim financial statements are unaudited. In the opinion of management, these interim financial statements include all the adjustments necessary in order to make these interim financial statements not misleading.

(a)	Historical cost convention

The financial statements are based on historical costs, except for the measurement at fair value of selected financial assets and financial liabilities.